Consolidated statement of changes in equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2022
Statutory reserves unavailable for distribution	$ 562	$ 491	$ 472
Share capital, increase				$ 300
Number of shares authorised, increase (in shares)				200,000,000
Par value per share (usd per share)	$ 1.50	$ 1.50		$ 1.50
Purchase of treasury shares (in shares)	(2,983,320)
Share repurchase program	$ 99	$ 5	$ 0
Number of shares withheld (in shares)	467,247	320,985	93,413
Dividends paid, ordinary shares		$ 0	$ 0
Ordinary shares
Share repurchase program	$ 63